First Trust NASDAQ ABA Community Bank Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended	224 Months Ended	227 Months Ended	237 Months Ended	243 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq OMX® ABA Community Bank(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.08%	8.04%	6.78%	9.23%
S&P Composite 1500® Financials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.34%	14.91%	12.92%	13.11%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%	14.72%	10.31%	10.40%	10.67%	10.80%
First Trust NASDAQ ABA Community Bank Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.52%	7.41%	6.13%	8.55%
Performance Inception Date	Jun. 29, 2009
First Trust NASDAQ ABA Community Bank Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.43%	6.34%	5.17%	7.72%
First Trust NASDAQ ABA Community Bank Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.65%	5.30%	4.41%	6.76%